Equity	3 Months Ended
Jul. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4 – STOCKHOLDERS’ EQUITY

During January and February 2010 the Company received $55,600 for common stock subscriptions and in April 2010, 5,630,000 shares were issued for these stock subscriptions. 3,000,000 of these shares were subscribed for by the sole officer and president of the Company at $.001 per share. The remaining 2,630,000 shares were subscribed for by third parties at $.02 per share.